Risk management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments - ZAR (R) R in Thousands	Feb. 28, 2021	Feb. 29, 2020
Risk management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans	R 16,409	R 25,177
Lease obligations	103,369	108,974
Trade and other payables	235,510	148,812
Loans from related parties	893,338	8,362
Less than 1 year [Member]
Risk management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans	5,626	5,583
Lease obligations	40,275	49,532
Trade and other payables	235,510	148,812
Loans from related parties	893,338	8,362
2 years [Member]
Risk management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans	5,626	5,583
Lease obligations	28,426	27,403
Trade and other payables
Loans from related parties
3 years [Member]
Risk management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans	5,157	5,583
Lease obligations	16,168	13,025
Trade and other payables
Loans from related parties
4 years [Member]
Risk management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans		4,810
Lease obligations	5,749	6,378
Trade and other payables
Loans from related parties
>5 years [Member]
Risk management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans		3,618
Lease obligations	12,751	12,636
Trade and other payables
Loans from related parties